Matthews Asia Dividend FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.6%
	Shares	Value
China/Hong Kong: 29.2%
Alibaba Group Holding, Ltd.	1,083,900	$16,989,579
Tencent Holdings, Ltd.	264,000	16,651,109
Industrial & Commercial Bank of China, Ltd. H Shares	16,533,000	14,572,982
Ping An Insurance Group Co. of China, Ltd. H Shares	1,780,500	13,690,646
PetroChina Co., Ltd. H Shares	7,566,000	10,379,504
AIA Group, Ltd.	894,000	9,933,527
China Construction Bank Corp. H Shares	8,983,000	9,694,583
Yum China Holdings, Inc.	197,351	9,626,782
Dongfang Electric Corp., Ltd. H Shares	2,131,600	9,391,617
Hongkong Land Holdings, Ltd.	1,190,500	9,277,552
Yuexiu Transport Infrastructure, Ltd.	18,020,000	8,965,410
Swire Pacific, Ltd. Class A	760,500	8,312,069
HKT Trust & HKT, Ltd.	5,010,000	7,829,107
Midea Group Co., Ltd. A Shares	668,741	7,449,024
NARI Technology Co., Ltd. A Shares	1,806,568	6,870,952
Hong Kong Exchanges & Clearing, Ltd.	123,500	6,230,328
China Tower Corp., Ltd. H Shares[b,c]	4,439,000	6,069,510
JD.com, Inc. Class A	330,033	4,864,855
Link REIT	1,018,600	4,721,022
China Merchants Bank Co., Ltd. H Shares	559,500	3,555,189
Baidu, Inc. Class Ad	100,350	1,402,712
Kuaishou Technology[b,c]	231,500	1,363,610
Trip.com Group, Ltd.	27,400	1,354,073
Midea Group Co., Ltd. A Shares	113,700	1,270,269
Techtronic Industries Co., Ltd.	89,500	1,188,581
GF Securities Co., Ltd. H Shares	636,600	1,182,594
China International Capital Corp., Ltd. H Shares[b,c]	187,200	415,614
Total China/Hong Kong		193,252,800

Japan: 22.4%
Marubeni Corp.	473,800	17,332,524
Mitsubishi UFJ Financial Group, Inc.	903,200	15,294,730
ORIX Corp.	465,200	13,803,116
Tokio Marine Holdings, Inc.	274,300	12,875,909
Tokyo Electron, Ltd.	49,800	12,372,857
Sumitomo Corp.	330,200	12,355,777
Shin-Etsu Chemical Co., Ltd.	293,100	11,934,684
Mitsui Fudosan Co., Ltd.	959,900	10,232,955
Kajima Corp.	251,700	9,602,021
NEC Corp.	262,000	6,519,371
Toyota Motor Corp.	300,700	6,250,756
Asahi Group Holdings, Ltd.	625,600	6,246,385
Sawai Group Holdings Co., Ltd.	388,800	5,478,887
Hikari Tsushin, Inc.	17,900	4,553,960
Sony Group Corp.	146,800	3,059,714
Sony Financial Group, Inc.	379,600	347,734
Total Japan		148,261,380

South Korea: 14.4%
Samsung Electronics Co., Ltd.	357,448	42,236,419
Hana Financial Group, Inc.	247,228	18,206,996
Korea Investment Holdings Co., Ltd.	62,940	8,870,995
SK Telecom Co., Ltd.	144,792	7,568,417
KT&G Corp.	65,174	7,080,220
SK, Inc.	30,276	6,288,397

	Shares	Value
Macquarie Korea Infrastructure Fund	714,182	$5,311,278
Total South Korea		95,562,722

Taiwan: 13.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,238,469	71,626,266
Delta Electronics, Inc.	232,000	10,460,966
CTBC Financial Holding Co., Ltd.	5,395,000	8,767,515
Total Taiwan		90,854,747

Australia: 6.0%
Telstra Group, Ltd.	3,830,874	14,142,090
Rio Tinto, Ltd.	91,413	10,385,760
ANZ Group Holdings, Ltd.	302,459	7,605,407
Commonwealth Bank of Australia	63,113	7,390,962
Total Australia		39,524,219

Singapore: 3.7%
Singapore Telecommunications, Ltd.	2,587,300	9,941,092
DBS Group Holdings, Ltd.	190,400	8,472,825
United Overseas Bank, Ltd.	200,400	5,736,602
Total Singapore		24,150,519

India: 3.6%
Power Grid Corp. of India, Ltd.	2,408,629	7,583,065
HDFC Bank, Ltd.	870,682	6,820,092
Bharti Airtel, Ltd.	297,394	5,651,495
Hindustan Unilever, Ltd.	177,692	3,872,677
Kwality Wall’s India, Ltd.[d]	177,692	42,096
Total India		23,969,425

Indonesia: 0.9%
PT Bank Rakyat Indonesia Persero Tbk	28,538,284	5,702,549
Total Indonesia		5,702,549

Thailand: 0.7%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	8,030,800	4,635,809
Total Thailand		4,635,809

Total Investments: 94.6%		625,914,170
(Cost $462,279,970)
CASH AND OTHER ASSETS, LESS LIABILITIES: 5.4%		35,439,719
Net Assets: 100.0%		$661,353,889

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Matthews Asia Dividend FundMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $7,848,734, which is 1.19% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
REIT	Real Estate Investment Trust
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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